Share-Based Compensation - Option activity (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Number of options
Outstanding at the beginning of year | shares	41,108,821	41,108,821
Granted | shares	1,996,516	1,996,516
Forfeited | shares	(3,593,282)	(3,593,282)
Outstanding at the end of year | shares	39,512,055	39,512,055		41,108,821
Vested and expected to vest | shares	39,512,055				39,512,055
Exercisable | shares	29,850,733				29,850,733
Weighted- average exercise price
Outstanding at the beginning of year	$ 0.43
Granted	0.80
Forfeited	0.79
Outstanding at the end of year	0.42		$ 0.43
Vested and expected to vest	0.42
Exercisable	0.29
Weighted- average grant-date fair value
Outstanding at the beginning of year	0.71
Outstanding at the end of year	$ 0.75		$ 0.71
Vested and expected to vest | $	$ 0.75
Exercisable | $	$ 0.78
Weighted- average remaining contractual term
Outstanding at the end of year	6 years 2 months 12 days	6 years 2 months 12 days		7 years 2 months 12 days
Vested and expected to vest	6 years 2 months 12 days	6 years 2 months 12 days
Exercisable	5 years 3 months 18 days	5 years 3 months 18 days
Aggregate intrinsic Value
Outstanding	$ 172,436,000		$ 22,199,000		¥ 1,200,465
Exercised | ¥		¥ 0		¥ 0
Vested and expected to vest | $	172,436,000
Exercisable | $	133,981,000
Fair value of options vested	$ 29,809,000	¥ 207,524		¥ 201,913